COMMITMENTS AND CONTINGENCIES (Q3) (Details)		3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 22, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 17, 2020 Demand
Sale of Units to Related Party [Abstract]
Proceeds from sale of stock		$ 25,000	$ 25,000	$ 0
Underwriting Agreement [Abstract]
Deferred underwriting fees	$ 4,628,750
Maximum [Member]
Registration Rights [Abstract]
Number of demands eligible security holder can make | Demand					3
Initial Public Offering [Member]
Sale of Units to Related Party [Abstract]
Units issued (in shares) | shares		13,225,000
Underwriting Agreement [Abstract]
Deferred underwriting discount	3.50%
Deferred underwriting fees	$ 4,628,750
Sponsor [Member] | Initial Public Offering [Member]
Sale of Units to Related Party [Abstract]
Units issued (in shares) | shares	1,138,500
Unit price (in dollars per share) | $ / shares	$ 10.00
Proceeds from sale of stock	$ 11,358,000